Fixed assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 7 - Fixed assets

			Office
	Photovoltaic	Biogas	furniture and	Leasehold
	Plants	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2016	87,880	-	117	52	88,049
Additions	41	5,081	-	-	5,122
Balance as at December 31, 2016	87,921	5,081	117	52	93,171

Balance as at January 1, 2017	87,921	5,081	117	52	93,171
Additions	1	10,076	4	-	10,081

Balance as at December 31, 2017	87,922	15,157	121	52	103,252
Depreciation
Balance as at January 1, 2016	15,363	-	74	48	15,485
Depreciation for the year	4,394	-	13	4	4,411
Effect of changes in exchange rates	1	-	-	-	1
Balance as at December 31, 2016	19,758	-	87	52	19,897

Balance as at January 1, 2017	19,758	-	87	52	19,897
Depreciation for the year	4,396	111	11	-	4,518
Balance as at December 31, 2017	24,154	111	98	52	24,415

Carrying amounts
As at January 1, 2016	72,517	-	43	4	72,564
As at December 31, 2016	68,163	5,081	30	-	73,274
As at December 31, 2017	63,768	15,046	23	-	78,837

Investment in Photovoltaic Plants

Since March 4, 2010, the Company acquired seventeen photovoltaic plants located in Italy, Spain and Israel.

In connection with the Company's PV Plants, the Company recorded as of December 31, 2017, fixed assets at an aggregate value of approximately €87,922 thousand, in accordance with actual costs incurred. Depreciation with respect to the PV Plants in Italy is calculated using the straight-line method over 20 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. Depreciation with respect to the PV Plants in Spain is calculated using the straight-line method over 25 years starting connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2017, the Company had recorded depreciation expenses with respect to its PV Plants in Italy and Spain of approximately €4,396 thousand.

Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2017 :

			Cost included in the
PV Plant Title	Nominal Capacity	Connection to Grid	Book value as at
			December 31, 2017
			€ in thousands
“Troia 8”	995.67 kWp	January 2011	3,502
“Troia 9”	995.67 kWp	January 2011	3,478
“Del Bianco”	734.40 kWp	April 2011	2,096
“Giaché”	730.01 kWp	April 2011	2,767
“Costantini”	734.40 kWp	April 2011	2,115
“Massaccesi”	749.7 kWp	April 2011	2,750
“Galatina”	994.43 kWp	May 2011	4,131
“Pedale	2,993 kWp	May 2011	11,254
“Acquafresca”	947.6 kWp	June 2011	3,165
“D‘Angella”	930.5 kWp	June 2011	3,119
“Soleco”	5,924 kWp	August 2011	15,335
“Technoenergy”	5,900 kWp	August 2011	15,196
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
Investment in Biogas Installations

In connection with the Company's Biogas Installations (see Note 6C 3), the Company recorded as of December 31, 2017, fixed assets at an aggregate value of approximately €15,157  thousand of which €633 thousand will be paid in 2018, in accordance with actual costs incurred.
Depreciation with respect to the Biogas Installations  is calculated using the straight-line method over 12 years commencing from the connection to the national grid that represent the estimated useful lives of the assets. During the year ended December 31, 2017, the Company had recorded depreciation expenses with respect to its Biogas Installations  in the Netherlands  of approximately €111 thousand.

Capitalized borrowing costs

In the reporting period borrowing costs in the amount of Euro 336 thousand were capitalized to qualifying assets.